Note 8 - Property and Equipment	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
8
– Property and Equipment

Property and equipment is comprised of the following:

	December 31,
(in thousands)	2019	2018

Manufacturing, laboratory & office equipment	$4,313	$4,359
Furniture & fixtures	390	390
Leasehold improvements	2,469	2,469
Subtotal	7,172	7,218
Accumulated depreciation and amortization	(6,374)	(6,416)
Property and equipment, net	$798	$802

Depreciation expense on property and equipment was
$0.2
million in for each of the years ended
December 31, 2019
and
2018.